Income Taxes - Tax Benefit (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Reconciliation of income tax benefit
Income/(loss) before income taxes and noncontrolling interest	$ 18,687	$ (16,980)	$ 5,274
Argentina
Reconciliation of income tax benefit
Income/(loss) before income taxes and noncontrolling interest	$ (14,031)	$ (1,661)	$ (11,669)
Statutory tax rate	35.00%	35.00%	35.00%
Income before taxes at the statutory tax rate	$ 4,911	$ 581	$ 4,084
Permanent differences	(936)	(24)	(3,083)
Income tax benefit of the year	$ 3,975	$ 557	$ 1,001